Common shares (Tables)	12 Months Ended
Dec. 31, 2020
Common shares
Reconciliation of common shares outstanding

		Total
	Number	amount

December 31, 2018	47,524,375	$26,882,622
Common shares issuances:
Public offering	4,025,000	8,720,540
Private placement	5,384,000	11,883,667
Acquisition purchase price consideration	1,431,736	2,611,044
Option exercise	53,332	87,883

December 31, 2019	58,418,443	50,185,756
Common shares issuances:
Public offering	9,093,940	9,943,886

December 31, 2020	67,512,383	$60,129,642